Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Current assets:
Cash and cash equivalents	$ 709,064	$ 983,188
Short-term interest-bearing investments	256,527	752
Accounts receivable, net	866,819	861,033
Prepaid expenses and other current assets	235,089	229,604
Total current assets	2,067,499	2,074,577
Property and equipment, net	698,768	607,951
Lease assets	233,162	295,494
Goodwill	2,622,644	2,578,645
Intangible assets, net	259,032	296,334
Other noncurrent assets	630,669	488,620
Total assets	6,511,774	6,341,621
Current liabilities:
Accounts payable	121,199	110,142
Accrued expenses and other current liabilities	612,303	593,608
Accrued personnel costs	274,275	226,509
Short-term financing arrangements	0	100,000
Lease liabilities	58,714	59,100
Deferred revenue	237,374	126,841
Total current liabilities	1,303,865	1,216,200
Deferred income taxes and taxes payable	304,538	258,487
Lease liabilities	177,906	230,076
Long-term debt, net of unamortized debt issuance costs	644,553	644,023
Other noncurrent liabilities	445,728	327,680
Total liabilities	2,876,590	2,676,466
Amdocs Limited Shareholders' equity:
Preferred Shares — Authorized 25,000 shares; £0.01 par value; 0 shares issued and outstanding
Ordinary Shares — Authorized 700,000 shares; £0.01 par value; 281,945 and 279,578 issued and 124,866 and 131,535 outstanding, in 2021 and 2020, respectively	4,516	4,483
Additional paid-in capital	3,951,201	3,807,915
Treasury stock, at cost — 157,079 and 148,043 ordinary shares in 2021 and 2020, respectively	(6,223,317)	(5,543,321)
Accumulated other comprehensive income	9,338	11,662
Retained earnings	5,850,937	5,341,907
Total Amdocs Limited shareholders' equity	3,592,675	3,622,646
Noncontrolling interests	42,509	42,509
Total equity	3,635,184	3,665,155
Total liabilities and equity	$ 6,511,774	$ 6,341,621